INCOME TAXES - Additional Information (Details)	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2016 USD ($)
Deferred tax assets	$ 353,460	$ 724,612	$ 289,756		¥ 353,460
Income tax rate	15.00%	15.00%	15.00%
Statute of limitations period (in years)	3 years
Unrecognized tax benefits	$ 2,354,832	$ 3,188,615	$ 4,176,537	$ 2,354,832		$ 4,098,783
State Administration of Taxation, China
Income tax rate	25.00%
State Administration of Taxation, China | Zhengkang
Income tax rate	15.00%
Preferential tax rate, validity period	3 years
State Administration of Taxation, China | Zhengfeng and Weijia
Income tax rate	25.00%
Inland Revenue, Hong Kong | ZK Pipe Industry Co
Income tax rate	16.50%
Uganda Revenue Authority | ZK Uganda
Income tax rate	30.00%